Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
The table below presents our assets and liabilities measured at fair value on a recurring basis as of June 30, 2013, aggregated by the level in the fair value hierarchy (in thousands):

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1 )	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Derivative financial instruments	$—	$4,418	$—	$4,418
Total assets at fair value	$—	$4,418	$—	$4,418
Liabilities
Derivative financial instruments	$—	$(2,065)	$—	$(2,065)
Total liabilities at fair value	$—	$(2,065)	$—	$(2,065)
The table below presents our assets and liabilities measured at fair value on a recurring basis as of December 31, 2012, aggregated by the level in the fair value hierarchy (in thousands):

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1 )	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Derivative financial instruments	$—	$—	$—	$—
Total assets at fair value	$—	$—	$—	$—
Liabilities
Derivative financial instruments	$—	$(9,370)	$—	$(9,370)
Total liabilities at fair value	$—	$(9,370)	$—	$(9,370)

The table below presents our assets and liabilities measured at fair value on a recurring basis as of December 31, 2012, aggregated by the level in the fair value hierarchy (in thousands):

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1 )	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Derivative financial instruments	$—	$—	$—	$—
Total assets at fair value	$—	$—	$—	$—
Liabilities
Derivative financial instruments	$—	$(9,370)	$—	$(9,370)
Total liabilities at fair value	$—	$(9,370)	$—	$(9,370)
The table below presents our assets and liabilities measured at fair value on a recurring basis as of December 31, 2011, aggregated by the level in the fair value hierarchy (in thousands):

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1 )	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Derivative financial instruments	$—	$89	$—	$89
Total assets at fair value	$—	$89	$—	$89
Liabilities
Derivative financial instruments	$—	$(1,792)	$—	$(1,792)
Earnout liability	—	—	(2,481)	(2,481)
Total liabilities at fair value	$—	$(1,792)	$(2,481)	$(4,273)

Schedule of fair value of financial instruments
The following table sets forth the carrying value and fair value of our real estate notes receivable, tenant note receivable and debt (in thousands):

		June 30, 2013		December 31, 2012
	Fair Value Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Real estate notes receivable	2	$20,000	$20,509	$20,000	$20,000
Tenant note receivable	2	3,231	3,151	3,287	3,337
Debt, net	2	1,114,204	1,140,535	1,037,359	1,087,168

The fair value of the debt (net) is estimated using borrowing rates available to us with similar terms and maturities.

	Fair Value	December 31, 2012		December 31, 2011
	Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Real estate notes receivable	2	$20,000	$20,000	$57,459	$64,046
Tenant note receivable	2	3,287	3,337	—	—
Debt, net	2	1,037,359	1,087,168	639,149	687,862